Filed with the U.S. Securities and Exchange Commission on October 11, 2019

1933 Act Registration File No. 333- 226989
1940 Act File No. 811- 23373
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	4	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	6	[	X	]
(Check appropriate box or boxes.)

NORTH SQUARE INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)
10 South LaSalle Street, Suite 1925
Chicago IL 60603
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (312) 857-2160

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL 60603
(Name and Address of Agent for Service)
Copy to:

Robert M. Kurucza, Esq.
Seward & Kissel LLP
901 K Street, NW
Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 4 to the Registration Statement of North Square Investments Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 3 on Form N-1A filed September 27, 2019. This PEA No. 4 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 3 to the Trust’s Registration Statement for its series: North Square Oak Ridge Small Cap Growth Fund, North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Oak Ridge Disciplined Growth Fund, North Square Multi Strategy Fund and North Square Oak Ridge Dividend Growth Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 11th day of October, 2019.

North Square Investments Trust

By: /s/ Mark D. Goodwin
Mark D. Goodwin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark D. Goodwin	President, Principal Executive	October 11, 2019
Mark D. Goodwin	Officer and Trustee

David B. Boon*	Trustee	October 11, 2019
David B. Boon

Donald J. Herrema*	Trustee	October 11, 2019
Donald J. Herrema

Catherine A. Zaharis*	Trustee	October 11, 2019
Catherine A. Zaharis

/s/ Alan E. Molotsky	Treasurer and Principal Financial	October 11, 2019
Alan E. Molotsky	and Accounting Officer

By: /s/ Mark D. Goodwin
Mark D. Goodwin Attorney-in-Fact (Pursuant to Powers of Attorney)

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE